Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024
Lease [Abstract]
Short-term lease term	12 months
Lease arrangements term	1 year	1 year	1 year
Short-term lease expenses	$ 38,503	$ 38,368	$ 59,316
Lease commitments	$ 38,503